Loans and Accounts Receivable From Customers - Schedule of Composition of Loan Portfolio (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	$ 1,766,997
IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,041,873)	$ (880,117)	$ (768,120)
Net carrying amount	21,576,108	22,254,697
Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	22,617,981	23,134,814	21,482,490
Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	22,617,981	23,134,814
Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	1,088,954	610,506	508,554
Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	21,529,027	22,524,308	20,973,936
Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,041,873)	(880,117)
Allowances for loan losses [member] | Individually assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(321,444)	(193,135)
Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(720,429)	(686,982)
Commercial loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(747,617)	(545,199)	(484,707)
Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	14,061,182	14,915,345
Commercial loans [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	11,502,835	11,870,750
Commercial loans [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	825,445	1,034,681
Commercial loans [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	62,046	143,768
Commercial loans [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	151,487	217,410
Commercial loans [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	576,986	635,279
Commercial loans [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	916,587	988,907
Commercial loans [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	25,796	24,550
Commercial loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	14,808,799	15,460,544	14,366,900
Commercial loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	14,808,799	15,460,544
Commercial loans [member] | Gross assets [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	12,172,207	12,288,810
Commercial loans [member] | Gross assets [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	847,086	1,109,169
Commercial loans [member] | Gross assets [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	70,126	154,276
Commercial loans [member] | Gross assets [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	155,540	221,104
Commercial loans [member] | Gross assets [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	594,688	654,721
Commercial loans [member] | Gross assets [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	940,989	1,005,209
Commercial loans [member] | Gross assets [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	28,163	27,255
Commercial loans [member] | Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	1,088,954	610,506	508,554
Commercial loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	13,719,845	14,850,038	13,858,346
Commercial loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(747,617)	(545,199)
Commercial loans [member] | Allowances for loan losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(669,372)	(418,060)
Commercial loans [member] | Allowances for loan losses [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(21,641)	(74,488)
Commercial loans [member] | Allowances for loan losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(8,080)	(10,508)
Commercial loans [member] | Allowances for loan losses [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(4,053)	(3,694)
Commercial loans [member] | Allowances for loan losses [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(17,702)	(19,442)
Commercial loans [member] | Allowances for loan losses [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(24,402)	(16,302)
Commercial loans [member] | Allowances for loan losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(2,367)	(2,705)
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(321,444)	(193,135)
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(321,444)	(193,135)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(426,173)	(352,064)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(347,928)	(224,925)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(21,641)	(74,488)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(8,080)	(10,508)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(4,053)	(3,694)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(17,702)	(19,442)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(24,402)	(16,302)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(2,367)	(2,705)
Mortgages loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(73,465)	(78,501)	(66,117)
Mortgages loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	5,243,288	4,797,540
Mortgages loans [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	23,113	29,891
Mortgages loans [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	89,409	102,442
Mortgages loans [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	4,761,064	4,321,019
Mortgages loans [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	295,856	323,708
Mortgages loans [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	73,846	20,480
Mortgages loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	5,316,753	4,876,041
Mortgages loans [member] | Gross assets [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	23,345	30,269
Mortgages loans [member] | Gross assets [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	90,456	103,850
Mortgages loans [member] | Gross assets [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	4,820,863	4,384,547
Mortgages loans [member] | Gross assets [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	307,574	336,587
Mortgages loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	74,515	20,788
Mortgages loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	5,316,753	4,876,041	4,445,827
Mortgages loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(73,465)	(78,501)
Mortgages loans [member] | Allowances for loan losses [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(232)	(378)
Mortgages loans [member] | Allowances for loan losses [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,047)	(1,408)
Mortgages loans [member] | Allowances for loan losses [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(59,799)	(63,528)
Mortgages loans [member] | Allowances for loan losses [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(11,718)	(12,879)
Mortgages loans [member] | Allowances for loan losses [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(669)	(308)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(73,465)	(78,501)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(232)	(378)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,047)	(1,408)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(59,799)	(63,528)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(11,718)	(12,879)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(669)	(308)
Consumer loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(220,791)	(256,417)
Consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	2,271,638	2,541,812
Consumer loans [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	29,858	41,239
Consumer loans [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	1,684,696	1,811,312
Consumer loans [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	112,945	186,632
Consumer loans [member] | Credit card balances [Member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	442,854	499,743
Consumer loans [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	1,285	2,886
Consumer loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	2,492,429	2,798,229
Consumer loans [member] | Gross assets [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	33,314	45,599
Consumer loans [member] | Gross assets [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	1,866,015	2,005,038
Consumer loans [member] | Gross assets [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	124,009	206,738
Consumer loans [member] | Gross assets [member] | Credit card balances [Member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	467,624	537,741
Consumer loans [member] | Gross assets [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	1,467	3,113
Consumer loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	2,492,429	2,798,229	$ 2,669,763
Consumer loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(220,791)	(256,417)
Consumer loans [member] | Allowances for loan losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(3,456)	(4,360)
Consumer loans [member] | Allowances for loan losses [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(181,319)	(193,726)
Consumer loans [member] | Allowances for loan losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(11,064)	(20,106)
Consumer loans [member] | Allowances for loan losses [member] | Credit card balances [Member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(24,770)	(37,998)
Consumer loans [member] | Allowances for loan losses [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(182)	(227)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(220,791)	(256,417)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(3,456)	(4,360)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(181,319)	(193,726)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(11,064)	(20,106)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Credit card balances [Member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(24,770)	(37,998)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	$ (182)	$ (227)